SUPPLEMENT DATED DECEMBER 4, 1996
                                      TO
                         PROSPECTUS DATED MAY 1, 1996
                                      FOR
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                             KMA VARIABLE ACCOUNT
                                     AND
                        KEYPORT LIFE INSURANCE COMPANY

_______________________________________________________________________________

Effective on December 6, 1996 (or as soon thereafter as is practicable) the "Colonial-Keyport U.S. Fund for Growth" Eligible Fund will change its name to "Colonial-Keyport U.S. Stock Fund" and the sentence in the "Eligible Funds" section on page 10, relating to the Fund being managed by State Street Global Advisors, is deleted.


_______________________________________________________________________________


                                 Issued by:
                       Keyport Life Insurance Company
                              125 High Street
                      Boston, Massachusetts 02110-2712

                              Distributed by:
                      Keyport Financial Services Corp.
                              125 High Street
                      Boston, Massachusetts 02110-2712

            Service Hotline 800-367-3653     Keyline 800-367-3654